Pay vs Performance Disclosure	1 Months Ended		3 Months Ended	12 Months Ended
	Jun. 30, 2020	Apr. 30, 2020	Jun. 30, 2020	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay vs. Performance
Disclosure
As required by Section 953(a) of the Dodd-Frank
Wall
Street Reform and Consumer Protection Act and Item 402(v) of Regulation
S-K,
we are providing the following information about the relationship between compensation actually paid (as calculated in accordance with applicable SEC rules) and certain financial performance of our Company, as well as certain other information.

									Value of initial fixed $100 investment based on:
Year	Summary Compensation Table Total for First PEO (1)	Summary Compensation Table Total for Second PEO (2)	Summary Compensation Table Total for Third PEO (3)	Compensation Actually Paid to First PEO (4)	Compensation Actually Paid to Second PEO (4)	Compensation Actually Paid to Third PEO (4)	Average Summary Compensation Table Total for Non-PEO NEOs (5)	Average Compensation Actually Paid to Non-PEO NEOs (4)	Total Shareholder Return	Peer Group Total Shareholder Return (6)	Net Income (in millions)	Adjusted EBITDA Margin (7)
2022	6,544,281	N/A	N/A	1,486,682	N/A	N/A	1,035,880	283,340	122.03	113.39	98.4	23.2%
2021	5,331,976	N/A	N/A	10,074,669	N/A	N/A	1,223,075	2,387,841	234.54	123.43	104.6	24.6%
2020	2,227,500	2,188,050	1,533,991	2,923,629	597,049	2,078,775	1,073,386	1,134,068	118.23	112.22	14.2	23.2%

(1)	Josef Matosevic (“First PEO”) joined the Company in June 2020.

(2)	Wolfgang Dangel (“Second PEO”) separated from the Company in April 2020.

(3)	Tricia Fulton (“Third PEO”) was interim CEO for the period from April 2020 to June 2020.

(4)	The charts below detail the additions to and deductions from the Summary Compensation Table Totals to calculate the Compensation Actually Paid amounts.

(5)
The Non-PEO NEOs are comprised of: 2022 – Tricia Fulton, Matteo Arduini, Jason Morgan and Marc Greenberg; 2021 – Tricia Fulton, Matteo Arduini, Jason Morgan, Melanie Nealis (resigned in March 2022) and Jinger McPeak (separated in April 2021); 2020 - Matteo Arduini, Melanie Nealis (resigned in March 2022), Jinger McPeak (separated in April 2021) and Raj Menon (separated in September 2020).

(6)
The Company utilized the Dow Jones US Diversified Industries Index, for the peer group. This index has been utilized historically in our Annual Reports on Form 10-K in connection with the performance graph and most closely aligns with our line of business.

(7)	Adjusted EBITDA margin was selected as the Company-Selected Measure. A detailed adjusted EBITDA margin description is set forth in the Compensation Discussion and Analysis above.

Company Selected Measure Name				Adjusted EBITDA margin
Named Executive Officers, Footnote [Text Block]
The Non-PEO NEOs are comprised of: 2022 – Tricia Fulton, Matteo Arduini, Jason Morgan and Marc Greenberg; 2021 – Tricia Fulton, Matteo Arduini, Jason Morgan, Melanie Nealis (resigned in March 2022) and Jinger McPeak (separated in April 2021); 2020 - Matteo Arduini, Melanie Nealis (resigned in March 2022), Jinger McPeak (separated in April 2021) and Raj Menon (separated in September 2020).

Peer Group Issuers, Footnote [Text Block]				The Company utilized the Dow Jones US Diversified Industries Index, for the peer group. This index has been utilized historically in our Annual Reports on Form 10-K in connection with the performance graph and most closely aligns with our line of business.
Adjustment To PEO Compensation, Footnote [Text Block]
The following table
reconciles
the Summary Compensation Table (“SCT”) totals to Compensation Actually Paid (“CAP”).

	2022		2021		2020

	First PEO	Average Non- PEO NEOs	First PEO	Average Non- PEO NEOs	First PEO	Second PEO	Third PEO	Average Non- PEO NEOs

Summary Compensation Table Total	6,544,281	1,035,880	5,331,976	1,223,075	2,227,500	2,188,050	1,533,991	1,073,386

Deduction for value reported in the Stock Awards and Option Awards columns of the SCT	(4,989,614)	(528,649)	(2,135,026)	(426,655)	(1,188,548)	(950,066)	(694,112)	(443,019)

Addition for year-end fair value of equity awards granted in the current year	3,517,429	362,285	4,104,868	503,846	1,884,677	—	1,008,108	462,304

Addition / (Deduction) for the change in fair value of equity awards granted in prior years and unvested as of the end of the current year	(1,918,378)	(194,346)	2,555,350	827,017	—	—	273,433	84,622

Addition / (Deduction) for the change in fair value of equity awards granted in prior years and vested during the current year	(1,667,036)	(391,830)	217,500	326,594	—	(53,694)	(42,645)	(12,763)

Deduction for the fair value as of the prior year end of equity awards deemed to fail to meet the applicable vesting conditions in the current year	—	—	—	(66,036)	—	(587,241)	—	(30,462)

Compensation Actually Paid	1,486,682	283,340	10,074,669	2,387,841	2,923,629	597,049	2,078,775	1,134,068

Non-PEO NEO Average Total Compensation Amount				$ 1,035,880	$ 1,223,075	$ 1,073,386
Non-PEO NEO Average Compensation Actually Paid Amount				$ 283,340	2,387,841	1,134,068
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
The following table
reconciles
the Summary Compensation Table (“SCT”) totals to Compensation Actually Paid (“CAP”).

	2022		2021		2020

	First PEO	Average Non- PEO NEOs	First PEO	Average Non- PEO NEOs	First PEO	Second PEO	Third PEO	Average Non- PEO NEOs

Summary Compensation Table Total	6,544,281	1,035,880	5,331,976	1,223,075	2,227,500	2,188,050	1,533,991	1,073,386

Deduction for value reported in the Stock Awards and Option Awards columns of the SCT	(4,989,614)	(528,649)	(2,135,026)	(426,655)	(1,188,548)	(950,066)	(694,112)	(443,019)

Addition for year-end fair value of equity awards granted in the current year	3,517,429	362,285	4,104,868	503,846	1,884,677	—	1,008,108	462,304

Addition / (Deduction) for the change in fair value of equity awards granted in prior years and unvested as of the end of the current year	(1,918,378)	(194,346)	2,555,350	827,017	—	—	273,433	84,622

Addition / (Deduction) for the change in fair value of equity awards granted in prior years and vested during the current year	(1,667,036)	(391,830)	217,500	326,594	—	(53,694)	(42,645)	(12,763)

Deduction for the fair value as of the prior year end of equity awards deemed to fail to meet the applicable vesting conditions in the current year	—	—	—	(66,036)	—	(587,241)	—	(30,462)

Compensation Actually Paid	1,486,682	283,340	10,074,669	2,387,841	2,923,629	597,049	2,078,775	1,134,068

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

The charts below present the relationship
between
the PEOs and average other NEOs’ CAP to
Company
and peer group total shareholder return, net income, and adjusted EBITDA margin for the previous 3 years. The graphical representations demonstrate that both the PEOs and average other NEOs CAP is aligned with shareholder and Company performance.
Compensation actually paid to PEOs presented in the charts combine the full year compensation of our three PEOs for the 2020 year even though they only served in the role for a partial year. Average compensation paid to other NEOs is impacted by the composition of our NEOs each year, including partial year terms.

The Company’s TSR has outperformed its peer group over the past three years. The relationship between CAP and Company TSR is influenced by equity compensation. The Company’s stock price has a significant impact on compensation actually paid to our NEOs as a large portion of NEO compensation is equity based. Our year-end
stock price has fluctuated over the past 3 years as follows: $53.29 in 2020, $105.17 in 2021 and $54.44 in 2022.

Compensation Actually Paid vs. Net Income [Text Block]

Net income in 2020 was lower due to an impairment loss recognized on our goodwill as a result of the economic uncertainty caused by the
COVID-19
pandemic while net income in the 2021 and 2022 years benefited from acquisitions.

Compensation Actually Paid vs. Company Selected Measure [Text Block]

A significant portion of compensation paid to NEOs is based on Company performance. Adjusted EBITDA margin is a performance metric used in both STI and LTI performance payout. Since compensation is directly tied to this measure there is a high degree of correlation between it and compensation. However, CAP is also highly influenced by the Company’s stock price due to the level of equity compensation.

Total Shareholder Return Vs Peer Group [Text Block]

The charts below present the relationship
between
the PEOs and average other NEOs’ CAP to
Company
and peer group total shareholder return, net income, and adjusted EBITDA margin for the previous 3 years. The graphical representations demonstrate that both the PEOs and average other NEOs CAP is aligned with shareholder and Company performance.
Compensation actually paid to PEOs presented in the charts combine the full year compensation of our three PEOs for the 2020 year even though they only served in the role for a partial year. Average compensation paid to other NEOs is impacted by the composition of our NEOs each year, including partial year terms.

The Company’s TSR has outperformed its peer group over the past three years. The relationship between CAP and Company TSR is influenced by equity compensation. The Company’s stock price has a significant impact on compensation actually paid to our NEOs as a large portion of NEO compensation is equity based. Our year-end
stock price has fluctuated over the past 3 years as follows: $53.29 in 2020, $105.17 in 2021 and $54.44 in 2022.

Tabular List [Table Text Block]
The following table lists the four unranked financial performance measures that we believe represent the most important financial performance measures we used to link compensation actually paid to our named executive officers to our performance:

Most Important Performance Measures

Adjusted EBITDA Margin

Revenue Growth

Adjusted Free Cash Flow Margin

Adjusted EPS

Total Shareholder Return Amount				$ 122.03	234.54	118.23
Peer Group Total Shareholder Return Amount				113.39	123.43	112.22
Net Income (Loss)				$ 98,400,000	$ 104,600,000	$ 14,200,000
Company Selected Measure Amount				0.232	0.246	0.232
Stock Price | $ / shares				$ 54.44	$ 105.17	$ 53.29
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name				Adjusted EBITDA Margin
Non-GAAP Measure Description [Text Block]				Adjusted EBITDA margin was selected as the Company-Selected Measure. A detailed adjusted EBITDA margin description is set forth in the Compensation Discussion and Analysis above.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name				Revenue Growth
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name				Adjusted Free Cash Flow Margin
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name				Adjusted EPS
Josef Matosevic [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount				$ 6,544,281	$ 5,331,976	$ 2,227,500
PEO Actually Paid Compensation Amount				1,486,682	10,074,669	2,923,629
PEO Name	Josef Matosevic
Josef Matosevic [Member] | Deduction for value reported in the Stock Awards and Option Awards columns of the SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				4,989,614	2,135,026	1,188,548
Josef Matosevic [Member] | Addition for yearend fair value of equity awards granted in the current year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				3,517,429	4,104,868	1,884,677
Josef Matosevic [Member] | Addition (Deduction) for the change in fair value of equity awards granted in prior years and unvested as of the end of the current year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				1,918,378	2,555,350	0
Josef Matosevic [Member] | Addition (Deduction) for the change in fair value of equity awards granted in prior years and vested during the current year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				1,667,036	217,500	0
Josef Matosevic [Member] | Deduction for the fair value as of the prior year end of equity awards deemed to fail to meet the applicable vesting conditions in the current year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0	0	0
Wolfgang Dangel [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount						2,188,050
PEO Actually Paid Compensation Amount						597,049
PEO Name		Wolfgang Dangel
Wolfgang Dangel [Member] | Deduction for value reported in the Stock Awards and Option Awards columns of the SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						(950,066)
Wolfgang Dangel [Member] | Addition for yearend fair value of equity awards granted in the current year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						0
Wolfgang Dangel [Member] | Addition (Deduction) for the change in fair value of equity awards granted in prior years and unvested as of the end of the current year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						0
Wolfgang Dangel [Member] | Addition (Deduction) for the change in fair value of equity awards granted in prior years and vested during the current year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						(53,694)
Wolfgang Dangel [Member] | Deduction for the fair value as of the prior year end of equity awards deemed to fail to meet the applicable vesting conditions in the current year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						(587,241)
Tricia Fulton [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount						1,533,991
PEO Actually Paid Compensation Amount						2,078,775
PEO Name			Tricia Fulton
Tricia Fulton [Member] | Deduction for value reported in the Stock Awards and Option Awards columns of the SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						(694,112)
Tricia Fulton [Member] | Addition for yearend fair value of equity awards granted in the current year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						1,008,108
Tricia Fulton [Member] | Addition (Deduction) for the change in fair value of equity awards granted in prior years and unvested as of the end of the current year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						273,433
Tricia Fulton [Member] | Addition (Deduction) for the change in fair value of equity awards granted in prior years and vested during the current year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						(42,645)
Tricia Fulton [Member] | Deduction for the fair value as of the prior year end of equity awards deemed to fail to meet the applicable vesting conditions in the current year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						0
Non-PEO NEO [Member] | Deduction for value reported in the Stock Awards and Option Awards columns of the SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				528,649	426,655	(443,019)
Non-PEO NEO [Member] | Addition for yearend fair value of equity awards granted in the current year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				362,285	503,846	462,304
Non-PEO NEO [Member] | Addition (Deduction) for the change in fair value of equity awards granted in prior years and unvested as of the end of the current year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				194,346	827,017	84,622
Non-PEO NEO [Member] | Addition (Deduction) for the change in fair value of equity awards granted in prior years and vested during the current year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				391,830	326,594	(12,763)
Non-PEO NEO [Member] | Deduction for the fair value as of the prior year end of equity awards deemed to fail to meet the applicable vesting conditions in the current year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				$ 0	$ 66,036	$ (30,462)